Derivative Liability - Warrants and Derivative Liability - Conversion Option - Valuation Methodology (Detail) - Stock Purchase Warrants [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price	$ 0.70	$ 0.98	$ 0.74	$ 10.70
Contractual term (years)	4 years	4 years	4 years 2 months 12 days	2 years 3 months
Volatility (annual)	150.00%	158.00%	155.00%	166.00%
Risk-free rate	1.05%	1.00%	1.80%	1.00%
Dividend yield (per share)	0.00%	0.00%	0.00%	0.00%